Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Contingency [Line Items]
Foreign tax rate and other foreign related tax items	$ (30,765)	$ (14,811)	$ 1,086
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ (48,900)
Document Period End Date	Sep. 30, 2015
Income tax expense (benefit)	$ (34,538)	4,677	(18,558)
Undistributed earnings of foreign subsidiaries	496,900
Deferred tax assets valuation allowance	241,782	192,929
Unrecognized tax benefits potential to favorably impact effective tax rate	$ 22,200
Significant change in unrecognized tax benefits is not expected, period	12 months
Unrecognized tax benefits, interest and penalties accrued	$ 6,100
Net Deferred Tax Liability Established in Purchase Accounting [Member]
Income Tax Contingency [Line Items]
Change in deferred tax assets valuation allowance		31,200	10,400
United States
Income Tax Contingency [Line Items]
Deferred tax assets valuation allowance	192,500	140,100
Net operating loss carryforwards	872,100	843,500
United States | Stock-based Compensation
Income Tax Contingency [Line Items]
Net operating loss carryforwards	186,400
United States | Research and Development
Income Tax Contingency [Line Items]
Net operating loss carryforwards	34,500	34,200
State
Income Tax Contingency [Line Items]
Net operating loss carryforwards	303,400	345,700
State | Research and Development
Income Tax Contingency [Line Items]
Net operating loss carryforwards	6,200	700
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Deferred tax assets valuation allowance	49,300	52,800
Net operating loss carryforwards	$ 222,600	$ 251,100
Transfer of Intangible Property [Member]
Income Tax Contingency [Line Items]
Foreign tax rate and other foreign related tax items			(26,000)
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Foreign tax rate and other foreign related tax items			$ 27,100
Minimum
Income Tax Contingency [Line Items]
Tax Credit Carryforward, Expiration Date	Oct. 01, 2016
Maximum
Income Tax Contingency [Line Items]
Tax Credit Carryforward, Expiration Date	Sep. 30, 2036
International [Member]
Income Tax Contingency [Line Items]
Intercompany Foreign Currency Balance, Amount	$ 164,200